CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Non-controlling Interest [Member]
Beginning Balance at Oct. 31, 2009	$ 464,033	$ 1,315	$ 368,285	$ (6,778)	$ (1,623)	$ 95,396	$ 7,438
Beginning balance, shares at Oct. 31, 2009		131,484,000
Exercise of stock options	2,737	7	2,730
Exercise of stock options, shares	713,062	713,000
Stock compensation expense	12,831		12,831
Restricted stock, shares		3,050,000
Restricted stock		31	(31)
Employee stock purchase plan, shares		509,000
Employee stock purchase plan	902	5	897
Common stock issued in debt-for-equity exchange, shares		31,111,000
Common stock issued in debt-for-equity exchange	132,250	311	131,939
Transactions with non-controlling interest holders	(5,174)		(3,549)				(1,625)
Net loss and other comprehensive (loss)/income	12,016				(9,684)	18,286	3,414
Ending balance at Oct. 31, 2010	619,595	1,669	513,102	(6,778)	(11,307)	113,682	9,227
Ending balance, shares at Oct. 31, 2010		166,867,000
Exercise of stock options	2,964	8	2,956
Exercise of stock options, shares	757,538	756,000
Stock compensation expense	14,414		14,414
Restricted stock, shares		120,000
Restricted stock		1	(1)
Employee stock purchase plan, shares		311,000
Employee stock purchase plan	1,165	3	1,162
Transactions with non-controlling interest holders	(91)						(91)
Net loss and other comprehensive (loss)/income	(15,425)				(21,258)	2,445	3,388
Ending balance at Oct. 31, 2011	622,622	1,681	531,633	(6,778)	(32,565)	116,127	12,524
Ending balance, shares at Oct. 31, 2011		168,054,000
Exercise of stock options	1,127	5	1,122
Exercise of stock options, shares	506,329	506,000
Stock compensation expense	22,552		22,552
Restricted stock, shares		45,000
Employee stock purchase plan, shares		461,000
Employee stock purchase plan	1,114	5	1,109
Transactions with non-controlling interest holders	(17,585)		(11,110)				(6,475)
Business acquisitions	11,864						11,864
Net loss and other comprehensive (loss)/income	(39,458)				(10,756)	(29,715)	1,013
Ending balance at Oct. 31, 2012	$ 602,236	$ 1,691	$ 545,306	$ (6,778)	$ (43,321)	$ 86,412	$ 18,926
Ending balance, shares at Oct. 31, 2012		169,066,000